Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Loans secured on residential properties	£ 172,854	£ 184,317
Corporate loans	18,267	19,057
Finance leases	4,530	4,645
Other unsecured loans	7,232	7,742
Accrued interest and other adjustments	943	688
Loans and advances to customers	208,370	220,669
Credit impairment loss allowances on loans and advances to customers	(914)	(931)
Residual value and voluntary termination provisions on finance leases	(21)	(22)
Net loans and advances to customers	207,435	219,716
Amounts due from fellow Banco Santander subsidiaries and joint ventures
Disclosure of major customers [line items]
Intercompany balances	4,489	4,220
Amounts due from Santander UK Group Holdings plc
Disclosure of major customers [line items]
Intercompany balances	55	0
Amounts due from subsidiaries
Disclosure of major customers [line items]
Intercompany balances	£ 0	£ 0